Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com

                                 August 8, 2000

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      The Montgomery Funds II
         File Nos. 33-69686 and 811-8064

Sir or Madam:

         On behalf of The Montgomery Funds II (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the Prospectus for the Class B and Class C shares of the Montgomery Global Long-Short Fund, a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on July 31, 2000.

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.

                                                Sincerely yours,


                                                /s/ Thao H. Ngo
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP